Financial Instruments (Details 5) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Derivative financial instruments	$ 1,066,394	$ 3,844,406
Market securities and investments in other companies	1,217,147	822,287
Total other financial assets	33,711,526	37,293,189
Derivative financial instruments	35,995,067	41,959,882
Derivatives not designated as hedges	8,361,749	652,079
Derivatives designated as hedges	11,196,937	12,667,177
Total financial derivative liabilities	19,558,686	13,319,256
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments
Market securities and investments in other companies	1,217,147	822,287
Total other financial assets
Derivative financial instruments	1,217,147	822,287
Derivatives not designated as hedges
Derivatives designated as hedges
Total financial derivative liabilities
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	1,066,394	3,844,406
Market securities and investments in other companies
Total other financial assets	33,711,526	37,293,189
Derivative financial instruments	34,777,920	41,137,595
Derivatives not designated as hedges	8,361,749	652,079
Derivatives designated as hedges	11,196,937	12,667,177
Total financial derivative liabilities	19,558,686	13,319,256
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments
Market securities and investments in other companies
Total other financial assets
Derivative financial instruments
Derivatives not designated as hedges
Derivatives designated as hedges
Total financial derivative liabilities